Note 3 - Acquisitions (Detail) - Pro forma results of operations (Zemblaz NV [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2011
Zemblaz NV [Member]
Revenues (in Dollars)	$ 102,519
Net income (in Dollars)	$ 12,230
Earnings per share
Basic	$ 0.20
Diluted	$ 0.19